Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Consolidated Financial Assets and Financial Liabilities

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2021 and 2020:

	Financial instruments at amortized cost		Financial instruments at FVPL		Total financial instruments
	(in million pesos)
Assets as at December 31, 2021
Noncurrent:
Financial assets at fair value through profit or loss	—		339		339
Debt instruments at amortized cost – net of current portion	400		—		400
Derivative financial assets – net of current portion	—		48		48
Other financial assets – net of current portion	3,099	(1)	—		3,099
Current:
Cash and cash equivalents	23,907		—		23,907
Short-term investments	1,986		255	(2)	2,241
Trade and other receivables	21,790		—		21,790
Current portion of derivative financial assets	—		93		93
Current portion of debt instruments at amortized cost	207		—		207
Current portion of other financial assets	208	(1)	6,856	(3)	7,064
Total assets	51,597		7,591		59,188

Liabilities as at December 31, 2021
Noncurrent:
Interest-bearing financial liabilities – net of current portion	241,075		—		241,075
Lease liabilities – net of current portion	17,131		—		17,131
Derivative financial liabilities – net of current portion	—		100		100
Customers' deposits	2,270		—		2,270
Deferred credits and other noncurrent liabilities	398		—		398
Current:
Accounts payable	97,959		—		97,959
Accrued expenses and other current liabilities	76,377		7,842		84,219
Current portion of interest-bearing financial liabilities	11,482		—		11,482
Current portion of lease liabilities	4,555		—		4,555
Dividends payable	1,708		—		1,708
Current portion of derivative financial liabilities	—		115		115
Total liabilities	452,955		8,057		461,012
Net assets (liabilities)	(401,358)		(466)		(401,824)

(1)	Includes refundable deposits and notes receivables.
(2)

Includes investments in the funds of Credit Suisse and Julius Baer.  PLDT withdrew US$6.6 million from the Supply Chain Finance fund of Credit Suisse in 2021.  As at December 31, 2021, the fund’s value is US$3.4 million which was fully impaired as at year-end.  In November 2021, Smart invested US$5.0 million in the Focus Fixed Income Asia Defensive fund of Julius Baer.  As at December 31, 2021, the fund’s value is US$5.02 million.

(3)Includes RCBC Redemption Trust Account.  See Note 20 – Equity – Redemption of Preferred Stock.

	Financial instruments at amortized cost		Financial instruments at FVPL		Financial instruments at FVOCI	Total financial instruments
	(in million pesos)
Assets as at December 31, 2020
Noncurrent:
Financial assets at fair value through profit or loss	—		380		—	380
Debt instruments at amortized cost – net of current portion	1,153		—		—	1,153
Other financial assets – net of current portion	2,915	(1)	—		—	2,915
Current:
Cash and cash equivalents	40,237		—		—	40,237
Short-term investments	508		481	(2)	—	989
Trade and other receivables	22,053		—		—	22,053
Current portion of derivative financial assets	—		22		—	22
Current portion of financial assets at fair value through other comprehensive income	—		—		168	168
Current portion of other financial assets	200	(1)	6,972	(3)	—	7,172
Total assets	67,066		7,855		168	75,089

Liabilities as at December 31, 2020
Noncurrent:
Interest-bearing financial liabilities – net of current portion	205,195		—		—	205,195
Lease liabilities – net of current portion	15,982		—		—	15,982
Derivative financial liabilities – net of current portion	—		360		—	360
Customers' deposits	2,371		—		—	2,371
Deferred credits and other noncurrent liabilities	1,683		—		—	1,683
Current:
Accounts payable	80,051		—		—	80,051
Accrued expenses and other current liabilities	79,000		7,849		—	86,849
Current portion of interest-bearing financial liabilities	17,570		—		—	17,570
Current portion of lease liabilities	4,043		—		—	4,043
Dividends payable	1,194		—		—	1,194
Current portion of derivative financial liabilities	—		176		—	176
Total liabilities	407,089		8,385		—	415,474
Net assets (liabilities)	(340,023)		(530)		168	(340,385)

(1)	Includes refundable deposits and notes receivables.
(2)	In December 2020, PLDT invested US$10.0 million in the Supply Chain Finance fund of Credit Suisse equivalent to 9,114.53 shares. As at December 31, 2020, the fund’s value is US$10.01 million.

(3)Includes RCBC Redemption Trust Account.  See Note 20 – Equity – Redemption of Preferred Stock.

Summary of Consolidated Offsetting of Financial Assets and Liabilities

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at December 31, 2021 and 2020:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	Net amount presented in the consolidated statements of financial position
	(in million pesos)
December 31, 2021
Current Financial Assets
Trade and other receivables
Foreign administrations	7,625	6,405	1,220
Domestic carriers	595	368	227
Total	8,220	6,773	1,447
Current Financial Liabilities
Accounts payable
Suppliers and contractors	132,459	46,556	85,903
Carriers and other customers	16,950	5,093	11,857
Total	149,409	51,649	97,760

December 31, 2020
Current Financial Assets
Trade and other receivables
Foreign administrations	7,161	5,877	1,284
Domestic carriers	717	552	165
Total	7,878	6,429	1,449
Current Financial Liabilities
Accounts payable
Suppliers and contractors	75,394	72	75,322
Carriers and other customers	7,128	2,699	4,429
Total	82,522	2,771	79,751

Disclosure Of Carrying Amount And Fair Value Of Financial Instruments Explanatory

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2021 and 2020 other than those whose carrying amounts are reasonable approximations of fair values:

	Carrying Value		Fair Value
	2021	2020	2021	2020
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost	400	1,153	403	1,163
Other financial assets – net of current portion	3,099	2,915	2,664	2,561
Total	3,499	4,068	3,067	3,724
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	241,075	205,195	242,545	213,908
Customers' deposits	2,270	2,371	1,619	1,821
Deferred credits and other noncurrent liabilities	398	1,683	404	1,562
Total	243,743	209,249	244,568	217,291

Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value

Below is the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2021 and 2020.  This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	2021				2020
	Level 1(1)	Level 2(2)	Level 3(3)	Total	Level 1(1)	Level 2(2)	Level 3(3)	Total
	(in million pesos)
Noncurrent Financial Assets
Financial assets at FVPL	—	315	24	339	61	294	25	380
Derivative financial assets – net of current portion	—	48	—	48	—	—	—	—
Current Financial Assets
Short-term investments	—	255	—	255	—	481	—	481
Current portion of derivative financial assets	—	93	—	93	—	22	—	22
Current portion of FVOCI	—	—	—	—	—	168	—	168
Current portion of other financial assets	—	6,856	—	6,856	—	6,972	—	6,972
Total	—	7,567	24	7,591	61	7,937	25	8,023

Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	—	100	—	100	—	360	—	360
Current Financial Liabilities
Accrued expenses and other current liabilities	—	7,842	—	7,842	—	7,849	—	7,849
Current portion of derivative financial liabilities	—	115	—	115	—	176	—	176
Total	—	8,057	—	8,057	—	8,385	—	8,385

(1)	Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)	Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.
(3)	Fair values determined using discounted values of future cash flows for the assets or liabilities.

Summary of Derivative Financial Instruments

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2021 and 2020:

							2021		2020
	Original Notional Amount	Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark-to- market Gains (Losses) in Php	Notional Amount	Net Mark-to- market Gains (Losses) in Php
	(in millions)		(in millions)				(in millions)
Transactions not designated as hedges:
PLDT
Forward foreign exchange contracts	US$69	Various dates in October to December 2021	U.S. Dollar Liabilities	Various dates in January to July 2022	—	Php50.90	US$69	17	US$13	(5)
	US$8	Various dates in January to February 2022	U.S. Dollar Liabilities	Various dates in June 2022	—	Php51.38	—	—	—	—
	EUR5	Various dates in July and August 2019	EUR Assets	January 2020	—	Php58.65	—	—	—	—
Foreign exchange options capped forward(a)	US$6	Various dates in October 2021	U.S. Dollar Liabilities	Various dates in April and May 2022	—	Php50.80	US$6	(2)	—	—
					—	Php52.17	—	—	—	—
Foreign exchange options seagull(b)	US$4	Various dates in October 2021	U.S. Dollar Liabilities	Various dates in May 2022	—	Php50.68	4	(1)	—	—
					—	Php51.02	—	—	—	—
					—	Php52.05	—	—	—	—
								14		(5)
Smart
Forward foreign exchange contracts	US$133	Various dates in 2019 and 2020	U.S. Dollar Liabilities	Various dates in 2020	—	Php50.73	—	—	—	—
	US$332	Various dates in 2020 and 2021	U.S. Dollar Liabilities	Various dates in 2021	—	Php49.03			US$26	(9)
	US$116	Various dates in October to December 2021	U.S. Dollar Liabilities	Various dates in 2022	—	Php50.83	US$116	40	—	—
	US$30	Various dates in January to March 1, 2022	U.S. Dollar Liabilities	Various dates in April to September 2022	—	Php51.65	—	—	—	—
Subsidized forwards(c)	US$2	Various dates in November 2021	U.S. Dollar Liabilities	Various dates in 2022	—	Php50.38	—	—	—	—
					—	Php51.65	US$2	(1)	—	—
Seagull(d)	US$3	Various dates in November to December 2021	U.S. Dollar Liabilities	Various dates in 2022	—	Php49.90	—	—	—	—
					—	Php50.88	—	—	—	—
					—	Php51.75	US$3	(2)	—	—
	US$4	Various dates in January to February 2022	U.S. Dollar Liabilities	Various dates in May and July 2022	—	Php51.20	—	—	—	—
					—	Php52.17	—	—	—	—
					—	Php52.96	—	—	—	—
								37		(9)
								51		(14)
Transactions designated as hedges:
PLDT
Interest rate swaps(e)	US$100	August 2014	100 PNB	August 11, 2020	3.46%	—	—	—	—	—
	US$50	September 2014	50 Metrobank	September 2, 2020	3.47%	—	—	—	—	—
	US$150	April and June 2015	200 Term Loan	February 25, 2022	2.70%	—	US$11	(5)	US$34	(25)
Long-term currency swaps(f)	US$4	January 2017	100 PNB	August 11, 2020	1.01%	Php49.79	—	—	—	—
	US$6	February 2018	200 MUFG Bank, Ltd.	February 26, 2020	1.82%	Php51.27	—	—	—	—
	US$27	November 2018 to August 2020	200 MUFG Bank, Ltd.	February 25, 2022	2.15%	Php50.78	US$5	2	US$16	(52)
Long-term foreign currency options(g)	US$290	Various dates in July 2020 and February to March 2021	300M Notes 2031	January 23, 2031	1.20%	Php49.61 Php55.28	US$290	(175)	US$200	(406)
								(178)		(483)
Smart
Interest rate swaps(h)	US$200	Various dates in 2015	200 Mizuho	March 4, 2020	2.10%	—	—	—	—	—
	US$30	February 2016	100 Mizuho	December 7, 2021	2.03%	—	—	—	US$6	(2)
Long-term currency swaps(i)	US$18	Various dates in 2017, 2018 and 2019	100 Mizuho	December 7, 2020	1.76%	Php50.98	—	—	—	—
	US$13	Various dates in 2018 and 2019	200 Mizuho	March 4, 2020	2.06%	Php51.93	—	—	—	—
	US$6	February 2019	100 Mizuho	December 7, 2021	2.22%	Php51.83	—	—	US$2	(8)
	US$6	August 2020	100 Mizuho	December 7, 2022	1.99%	Php48.64	US$3	9	US$6	(7)
Long-term foreign currency options(j)	US$109	February to April 2021	140 PNB	December 13, 2030	1.63%	Php48.00 Php53.34	US$99	44	—	—
								53		(17)
								(125)		(500)
								(74)		(514)

(a)

If the Philippine peso to U.S. dollar spot exchange rate on fixing date settles above Php52.17, PLDT will purchase the U.S. dollar for Php50.80 plus the excess above Php52.17, and if the exchange rate is at or lower than Php52.17, PLDT will purchase the U.S. dollar at Php50.80.

(b)

If the Philippine peso to U.S. dollar spot exchange rate on fixing date settles between Php51.02 to Php52.05, PLDT will purchase the U.S. dollar for Php51.02. However, if on maturity, the exchange rate settles above Php52.05, PLDT will purchase the U.S. dollar for Php51.02 plus the excess above Php52.05, and if the exchange rate is lower than Php51.02, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate, subject to a floor of Php50.68.

(c)

If the Philippine peso to U.S. Dollar spot exchange rate on fixing date settles above Php51.65, Smart will purchase the U.S. Dollar for Php50.38 plus the excess above Php51.65, and if the exchange rate is at or lower than Php51.65, Smart will purchase the U.S. Dollar at Php50.38.

(d)

If the Philippine peso to U.S. Dollar spot exchange rate on fixing date settles between Php50.88 to Php51.75, Smart will purchase the U.S. Dollar for Php50.88. However, if on maturity, the exchange rate settles above Php51.75, Smart will purchase the U.S. Dollar for Php50.88 plus the excess above Php51.75, and if the exchange rate is lower than Php50.88, Smart will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php49.90.

(e)

PLDT’s interest rate swap agreements outstanding as at December 31, 2021 and 2020 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market losses amounting to Php1 million and Php16 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2021 and 2020, respectively.  Interest accrual on the interest rate swaps amounting to Php3 million and Php9 million were recorded as at December 31, 2021 and 2020, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2021, 2020 and 2019.

(f)

PLDT’s long-term principal only-currency swap agreements outstanding as at December 31, 2021 and December 31, 2020 were designated as cash flow hedges, wherein effective portion of the movements in the fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gains amounting to Php4 million and Php46 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2021 and 2020, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php2 million and Php6 million were recognized as at December 31, 2021 and 2020, respectively.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The hedge cost portion of the movements in the fair value amounting to Php0.5 million, Php2 million and Php2 million were recognized in our consolidated income statements for the years ended December 31, 2021, 2020 and 2019, respectively.

(g)

PLDT’s long-term foreign currency option agreements outstanding as at December 31, 2021 and 2020 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date.  If the Philippine peso to U.S. dollar spot exchange rate on fixing date is between Php49.61 and Php55.28, PLDT will purchase the U.S. dollar at Php49.61.  However, if on fixing date, the exchange rate is beyond Php55.28, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate minus a subsidy of Php5.67, and if the exchange rate is lower than Php49.61, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate.  The mark-to-market losses amounting to Php100 million and Php342 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2021 and 2020, respectively.  Hedge cost accrual on the long-term foreign currency option agreements amounting to Php75 million and Php64 million were recognized as at December 31, 2021 and 2020, respectively.  The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The hedge cost portion of the movements in the fair value amounting to Php89 million and Php26 million were recognized in our consolidated income statement for the years ended December 31, 2021 and 2020, respectively.

(h)

Smart’s interest rate swap agreements outstanding as at December 31, 2021 and 2020 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market losses amounting to nil and Php2 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2021 and 2020, respectively.  Interest accrual amounting to nil and Php197 thousand were recognized as at December 31, 2021 and 2020, respectively.  There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2021 and 2020.

(i)

Smart’s long-term principal only-currency swap agreements outstanding as December 31, 2021 and 2020 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  The mark-to-market gain amounting to Php9 million and mark-to-market loss amounting to Php13 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2021 and 2020, respectively.  Hedge cost accrual on the long-term principal only-currency swaps amounting to Php201 thousand and Php2 million was recognized as at December 31, 2021 and 2020, respectively.  The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The hedge cost portions of the movements in the fair value amounting to Php309 thousand and Php1 million were recognized in our consolidated income statements for the years ended December 31, 2021 and 2020, respectively.

(j)

Smart’s long-term foreign currency option agreements outstanding as at December 31, 2021 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements.  Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date.  If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date is between Php48.00 and Php53.34, Smart will purchase the U.S. Dollar at Php48.00.  However, if on fixing date the exchange rate is beyond Php53.34, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate minus a subsidy of Php5.34, and if the exchange rate is lower than Php48.00, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate.  The mark-to-market gain amounting to Php48 million was recognized in our consolidated statement of other comprehensive income as at December 31, 2021.  Hedge cost accrual on the long-term foreign currency option agreements amounting to Php4 million was recognized as at December 31, 2021.  The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate.  The hedge cost portion of the movements in the fair value amounting to Php8 million was recognized in our consolidated income statement for the year ended December 31, 2021.

Summary of Derivative Financial Instruments by Classification

Our derivative financial instruments as at December 31, 2021 and 2020 are presented in the statements of financial position as follows:

	2021	2020
	(in million pesos)
Noncurrent assets	48	—
Current assets	93	22
Noncurrent liabilities (Note 29)	(100)	(360)
Current liabilities (Note 29)	(115)	(176)
Net liabilities	(74)	(514)

Summary of Movements of Consolidated Mark-to-Market Losses

Movements of our consolidated mark-to-market losses for the years ended December 31, 2021 and 2020 are summarized as follows:

	2021	2020
	(in million pesos)
Net mark-to-market losses at beginning of the year	(514)	(71)
Gains (losses) on derivative financial instruments (Note 4)	1,651	(284)
Effective portion recognized in the profit or loss for the cash flow hedges	(75)	(156)
Settlements, interest expense and others	(169)	430
Net fair value losses on cash flow hedges charged to other comprehensive income	(967)	(433)
Net mark-to-market losses at end of the year	(74)	(514)

Disclosure Of Gains (Losses) On Derivative Financial Instruments Explanatory

Our consolidated analysis of gains (losses) on derivative financial instruments for the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(in million pesos)
Gains (losses) on derivative financial instruments	1,651	(284)	(233)
Hedge costs	(251)	(94)	(51)
Net gains (losses) on derivative financial instruments (Note 5)	1,400	(378)	(284)

Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding

The following table summarizes the maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2021 and 2020:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2021
Financial instruments at amortized cost:	55,428	51,317	2,898	430	783
Other financial assets	3,919	208	2,798	430	483
Debt instruments at amortized cost	607	207	100	—	300
Temporary cash investments	13,291	13,291	—	—	—
Short-term investments	1,986	1,986	—	—	—
Retail subscribers	15,676	15,676	—	—	—
Corporate subscribers	13,079	13,079	—	—	—
Foreign administrations	1,341	1,341	—	—	—
Domestic carriers	241	241	—	—	—
Dealers, agents and others	5,288	5,288	—	—	—
Financial instruments at FVPL:	7,624	7,285	—	—	339
Financial assets at fair value through profit or loss	339	—	—	—	339
Short-term investments	429	429	—	—	—
Other financial assets	6,856	6,856	—	—	—
Total	63,052	58,602	2,898	430	1,122

December 31, 2020
Financial instruments at amortized cost:	74,365	69,723	3,439	732	471
Other financial assets	3,689	200	2,286	732	471
Debt instruments at amortized cost	1,153	—	1,153	—	—
Temporary cash investments	30,711	30,711	—	—	—
Short-term investments	508	508	—	—	—
Retail subscribers	17,142	17,142	—	—	—
Corporate subscribers	13,318	13,318	—	—	—
Foreign administrations	1,520	1,520	—	—	—
Domestic carriers	226	226	—	—	—
Dealers, agents and others	6,098	6,098	—	—	—
Financial instruments at FVPL:	7,833	7,453	—	—	380
Financial assets at fair value through profit or loss	380	—	—	—	380
Short-term investments	481	481	—	—	—
Other financial assets	6,972	6,972	—	—	—
Financial instruments at FVOCI:	168	168	—	—	—
Financial assets at fair value through other comprehensive income	168	168	—	—	—
Total	82,366	77,344	3,439	732	851

Summary of Maturity Profile of Financial Liabilities Based on Consolidated Contractual Undiscounted Obligations Outstanding

The following table summarizes the maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2021 and 2020:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2021
Debt(1):	331,933	7,681	77,865	53,026	193,361
Principal	255,414	7,649	48,404	37,552	161,809
Interest	76,519	32	29,461	15,474	31,552
Lease obligations	30,770	11,609	9,004	4,523	5,634
Various trade and other obligations:	179,484	176,816	667	54	1,947
Suppliers and contractors	86,203	85,903	292	8	—
Utilities and related expenses	62,989	62,988	1	—	—
Employee benefits	9,090	9,090	—	—	—
Liability from redemption of preferred shares	7,842	7,842	—	—	—
Customers’ deposits	2,270	—	277	46	1,947
Dividends	1,708	1,708	—	—	—
Carriers and other customers	1,469	1,469	—	—	—
Others	7,913	7,816	97	—	—
Total contractual obligations	542,187	196,106	87,536	57,603	200,942

December 31, 2020
Debt(1):	292,639	12,562	74,960	51,659	153,458
Principal	224,027	12,400	47,753	37,785	126,089
Interest	68,612	162	27,207	13,874	27,369
Lease obligations	29,312	10,995	8,897	5,068	4,352
Various trade and other obligations:	169,808	165,750	2,010	36	2,012
Suppliers and contractors	76,864	75,322	1,535	7	—
Utilities and related expenses	64,580	64,577	3	—	—
Employee benefits	10,404	10,404	—	—	—
Liability from redemption of preferred shares	7,849	7,849	—	—	—
Customers’ deposits	2,371	—	330	29	2,012
Carriers and other customers	1,336	1,336	—	—	—
Dividends	1,194	1,194	—	—	—
Others	5,210	5,068	142	—	—
Total contractual obligations	491,759	189,307	85,867	56,763	159,822

(1)	Consists of long-term debt, including current portion; gross of unamortized debt discount and debt issuance costs.

Summary of Future Minimum Lease Commitments Payable with Non-cancellable Operating Leases

Our consolidated future minimum lease commitments payable with non-cancellable leases as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Within one year	11,609	11,061
After one year but not more than five years	13,527	13,899
More than five years	5,634	4,352
Total	30,770	29,312

Summary of Impact of Hedging Instruments

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2021 and 2020 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2021
Long-term currency swaps	8	—	Derivative financial assets – net of current portion
	—	15	Current portion of derivative financial assets
	—	(2)	Current portion of derivative financial liabilities
Long-term foreign currency options	389	48	Derivative financial assets – net of current portion
	—	(100)	Derivative financial liabilities – net of current portion
	397	(39)

December 31, 2020
Long-term currency swaps	24	—	Derivative financial assets – net of current portion
	—	(14)	Current portion of derivative financial assets
	—	(48)	Derivative financial liabilities – net of current portion
	200	(342)	Current portion of derivative financial liabilities
	224	(404)

Summary of Impact of Hedging Items on Consolidated Statements of Financial Position

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2021 and 2020 are as follows:

	2021		2020
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$300M Term Loan	(273)	—	(273)	—
US$100M PNB	(11)	—	(11)	—
US$200M MUFG Bank, Ltd.	(8)	2	(47)	6
US$300M Notes 2031	(1,011)	75	(414)	64
	(1,303)	77	(745)	70

Smart:
US$200M Mizuho	—	—	(1)	—
US$100M Mizuho	(9)	—	(18)	15
US$140M PNB	(429)	4	—	—
	(438)	4	(19)	15

Summary of Effect of the Cash Flow Hedge in Consolidated Statements of Financial Position and Statements of Other Comprehensive Income

The effect of the cash flow hedge on our consolidated statements of financial position and statements of other comprehensive income as at December 31, 2021 and 2020 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Statements of Financial Position
	(in million pesos)
December 31, 2021
Long-term currency swaps	(301)	Other comprehensive loss
Long-term foreign currency options	(1,440)	Other comprehensive loss
	(1,741)

December 31, 2020
Long-term currency swaps	(350)	Other comprehensive loss
Long-term foreign currency options	(414)	Other comprehensive loss
	(764)

Summary of Market Risk

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine Peso equivalents as at December 31, 2021 and 2020:

	2021		2020
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Debt instruments at amortized cost	—	—	24	1,153
Derivative financial assets – net of current portion	1	48	—	—
Other financial assets – net of current portion	—	19	—	7
Total noncurrent financial assets	1	67	24	1,160
Current Financial Assets
Cash and cash equivalents	146	7,466	338	16,251
Short-term investments	5	254	10	480
Trade and other receivables – net	142	7,218	131	6,290
Current portion of derivative financial assets	2	93	1	22
Current portion of debt instruments at amortized cost	4	207
Current portion of other financial assets	—	—	—	12
Total current financial assets	299	15,238	480	23,055
Total Financial Assets	300	15,305	504	24,215
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	758	38,648	802	38,530
Derivative financial liabilities – net of current portion	2	100	7	360
Other noncurrent liabilities	—	23	1	22
Total noncurrent financial liabilities	760	38,771	810	38,912
Current Financial Liabilities
Accounts payable	1,150	58,599	670	32,201
Accrued expenses and other current liabilities	239	12,164	253	12,135
Current portion of interest-bearing financial liabilities	44	2,252	59	2,842
Current portion of derivative financial liabilities	2	115	4	176
Total current financial liabilities	1,435	73,130	986	47,354
Total Financial Liabilities	2,195	111,901	1,796	86,266

(1)

The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php50.97 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the Bankers Association of the Philippines, or BAP, as at December 31, 2021.

(2)	The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php48.02 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the BAP as at December 31, 2020.

Summary of Trade and Other Receivables

As at December 31, 2021 and 2020, this account consists of receivables from:

	2021	2020
	(in million pesos)
Retail subscribers (Note 28)	15,676	17,142
Corporate subscribers (Note 28)	13,079	13,318
Foreign administrations (Note 28)	1,341	1,520
Domestic carriers (Note 28)	241	226
Dealers, agents and others (Note 28)	5,288	6,098
	35,625	38,304
Less: Allowance for expected credit losses	13,835	16,251
	21,790	22,053

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Financial assets at fair value through profit or loss (Note 12)	339	380
Derivative financial assets – net of current portion	48	—
Current portion of derivative financial assets	93	22
Total	480	402

Summary of Maximum Exposure to Credit Risk of Financial Assets Subject to Impairment

For financial assets recognized on our consolidated statements of financial position as at December 31, 2021 and 2020, the gross exposure to credit risk equal their carrying amount.

For financial guarantees granted, the maximum exposure to credit risk is the maximum amount that we would have to pay if the guarantees are called upon.  For loan commitments and other credit related commitments that are irrevocable over the life of the respective facilities, the maximum exposure to credit risk is the full amount of the committed facilities.

	2021
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	29,251	9,180	—	38,431
Standard grade	556	4,116	—	4,672
Substandard grade	—	8,494	—	8,494
Default	612	3,038	10,797	14,447
Gross carrying amount	30,419	24,828	10,797	66,044
Less allowance	612	3,038	10,797	14,447
Carrying amount	29,807	21,790	—	51,597

	2020
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	44,618	8,239	—	52,857
Standard grade	563	4,443	—	5,006
Substandard grade	—	9,371	—	9,371
Default	574	3,960	12,291	16,825
Gross carrying amount	45,755	26,013	12,291	84,059
Less allowance	574	3,960	12,291	16,825
Carrying amount	45,181	22,053	—	67,234

Summary of Maximum Exposure to Credit Risk

An analysis of the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2021 and 2020:

	2021
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	51,597	513	51,084
Other financial assets	3,307	—	3,307
Debt instruments at amortized cost	607	—	607
Cash and cash equivalents	23,907	127	23,780
Short-term investments	1,986	—	1,986
Corporate subscribers	8,371	379	7,992
Retail subscribers	7,637	7	7,630
Foreign administrations	1,220	—	1,220
Domestic carriers	227	—	227
Dealers, agents and others	4,335	—	4,335
Financial instruments at FVPL:	7,591	—	7,591
Financial assets at FVPL	339	—	339
Short-term investments	255	—	255
Interest rate swap	93	—	93
Long-term currency swaps	48	—	48
Other financial assets	6,856	—	6,856
Total	59,188	513	58,675

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2021.

	2020
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	67,066	528	66,538
Other financial assets	3,115	—	3,115
Debt instruments at amortized cost	1,153	—	1,153
Cash and cash equivalents	40,237	173	40,064
Short-term investments	508	—	508
Retail subscribers	7,152	18	7,134
Corporate subscribers	8,460	337	8,123
Foreign administrations	1,284	—	1,284
Domestic carriers	165	—	165
Dealers, agents and others	4,992	—	4,992
Financial instruments at FVPL:	7,855	—	7,855
Financial assets at FVPL	380	—	380
Short-term investments	481	—	481
Other financial assets	6,972	—	6,972
Interest rate swap	22	—	22
Financial instruments at FVOCI:	168	—	168
Financial assets at FVOCI	168	—	168
Total	75,089	528	74,561

*	Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2020.

Summary of Information Regarding Credit Quality by Class of Financial Assets

The table below provides information regarding the credit quality by class of our financial assets according to our credit ratings of counterparties as at December 31, 2021 and 2020:

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2021
Financial instruments at amortized cost:	66,044	38,431	4,672	8,494	14,447
Other financial assets	3,919	3,020	287	—	612
Debt instruments at amortized cost	607	607	—	—	—
Cash and cash equivalents	23,907	23,638	269	—	—
Short-term investments	1,986	1,986	—	—	—
Retail subscribers	15,676	5,411	297	1,929	8,039
Corporate subscribers	13,079	2,650	1,044	4,677	4,708
Foreign administrations	1,341	193	486	541	121
Domestic carriers	241	78	46	103	14
Dealers, agents and others	5,288	848	2,243	1,244	953
Financial instruments at FVPL:	7,765	7,467	124	—	174
Financial assets at FVPL	339	215	124	—	—
Short-term investments	429	255	—	—	174
Interest rate swap	93	93	—	—	—
Long-term currency swaps	48	48	—	—	—
Other financial assets	6,856	6,856	—	—	—
Total	73,809	45,898	4,796	8,494	14,621

(1)

This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.

(2)

This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2020
Financial instruments at amortized cost:	83,891	52,689	5,006	9,371	16,825
Other financial assets	3,689	2,833	282	—	574
Debt instruments at amortized cost	1,153	1,153	—	—	—
Cash and cash equivalents	40,237	39,956	281	—	—
Short-term investments	508	508	—	—	—
Retail subscribers	17,142	3,263	2,348	1,541	9,990
Corporate subscribers	13,318	3,358	228	4,874	4,858
Foreign administrations	1,520	246	567	471	236
Domestic carriers	226	14	38	113	61
Dealers, agents and others	6,098	1,358	1,262	2,372	1,106
Financial instruments at FVPL:	7,855	7,741	114	—	—
Financial assets at FVPL	380	266	114	—	—
Short-term investments	481	481	—	—	—
Other financial assets	6,972	6,972	—	—	—
Interest rate swap	22	22	—	—	—
Financial instruments at FVOCI:	168	168	—	—	—
Financial assets at FVOCI	168	168	—	—	—
Total	91,914	60,598	5,120	9,371	16,825

(1)

This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.

(2)

This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets

The aging analysis of past due but not impaired class of financial assets as at December 31, 2021 and 2020 are as follows:

			Past due but not credit impaired
	Total	Neither past due nor credit impaired	1-60 days	61-90 days	Over 91 days	Impaired
	(in million pesos)
December 31, 2021
Financial instruments at amortized cost:	66,044	43,103	4,200	1,278	3,016	14,447
Other financial assets	3,919	3,307	—	—	—	612
Debt instruments at amortized cost	607	607	—	—	—	—
Cash and cash equivalents	23,907	23,907	—	—	—	—
Short-term investments	1,986	1,986	—	—	—	—
Retail subscribers	15,676	5,708	1,484	171	274	8,039
Corporate subscribers	13,079	3,694	2,420	926	1,331	4,708
Foreign administrations	1,341	679	119	55	367	121
Domestic carriers	241	124	47	17	39	14
Dealers, agents and others	5,288	3,091	130	109	1,005	953
Financial instruments at FVPL:	7,765	7,591	—	—	—	174
Financial assets at FVPL	339	339	—	—	—	—
Short-term investments	429	255	—	—	—	174
Interest rate swap	93	93	—	—	—	—
Long-term currency swaps	48	48	—	—	—	—
Other financial assets	6,856	6,856	—	—	—	—
Total	73,809	50,694	4,200	1,278	3,016	14,621

December 31, 2020
Financial instruments at amortized cost:	83,891	57,695	3,090	1,139	5,142	16,825
Other financial assets	3,689	3,115	—	—	—	574
Debt instruments at amortized cost	1,153	1,153	—	—	—	—
Cash and cash equivalents	40,237	40,237	—	—	—	—
Short-term investments	508	508	—	—	—	—
Retail subscribers	17,142	5,611	884	348	309	9,990
Corporate subscribers	13,318	3,586	1,606	559	2,709	4,858
Foreign administrations	1,520	813	144	70	257	236
Domestic carriers	226	52	31	10	72	61
Dealers, agents and others	6,098	2,620	425	152	1,795	1,106
Financial instruments at FVPL:	7,855	7,855	—	—	—	—
Financial assets at FVPL	380	380	—	—	—	—
Short-term investments	481	481	—	—	—	—
Other financial assets	6,972	6,972	—	—	—	—
Interest rate swap	22	22	—	—	—	—
Financial instruments at FVOCI:	168	168	—	—	—	—
Financial assets at FVOCI	168	168	—	—	—	—
Total	91,914	65,718	3,090	1,139	5,142	16,825

Interest rate risk [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Impact of Hedging Instruments

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2021 and 2020 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2021
Interest rate swaps	11	—	Derivative financial assets – net of current portion
	—	21	Current portion of derivative financial assets
	—	(26)	Current portion of derivative financial liabilities
	11	(5)

December 31, 2020
Interest rate swaps	40	—	Derivative financial assets – net of current portion
	—	22	Current portion of derivative financial assets
	—	(4)	Derivative financial liabilities – net of current portion
	—	(44)	Current portion of derivative financial liabilities
	40	(26)

Summary of Impact of Hedging Items on Consolidated Statements of Financial Position

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2021 and 2020 are as follows:

	2021		2020
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$200M MUFG Bank, Ltd.	(1)	—	(16)	—

Smart:
2015 Mizuho US$200M	—	—	(2)	—
2015 Mizuho US$100M	—	—	(6)	—
	—	—	(8)	—

Summary of Effect of the Cash Flow Hedge in Consolidated Statements of Financial Position and Statements of Other Comprehensive Income

The effect of the cash flow hedge on our consolidated statements of financial position as at December 31, 2021 and 2020 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Statements of Financial Position
	(in million pesos)
December 31, 2021
Interest rate swaps	(1)	Other comprehensive loss

December 31, 2020
Interest rate swaps	(24)	Other comprehensive loss

Summary of Market Risk

The following tables set out the carrying amounts, by maturity, of our financial instruments that are expected to have exposure on interest rate risk as at December 31, 2021 and 2020.  Financial instruments that are not subject to interest rate risk were not included in the table.

As at December 31, 2021

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
U.S. Dollar	4	—	—	—	—	4	207	—	207	4	207
Interest rate	2.0000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	—	—	2	—	6	8	400	—	400	8	403
Interest rate	—	—	2.3750%	—	4.6250%	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	3	—	—	—	—	3	152	—	152	3	152
Interest rate	0.0500% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	99	—	—	—	—	99	5,068	—	5,068	99	5,068
Interest rate	0.0500% to 1.0000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	53	—	—	—	—	53	2,676	—	2,676	53	2,676
Interest rate	0.0500% to 0.2000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	208	—	—	—	—	208	10,615	—	10,615	208	10,615
Interest rate	0.2000% to 1.9900%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
Philippine Peso	39	—	—	—	—	39	1,986	—	1,986	39	1,986
Interest rate	0.5000% to 1.9900%	—	—	—	—	—	—	—	—	—	—
	406	—	2	—	6	414	21,104	—	21,104	414	21,107
Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	30,584	613	29,971	597	30,441
Interest rate	—	—	—	—	2.5000% to 3.4500%	—	—	—	—	—	—
U.S. Dollar Fixed Loans	4	—	—	—	—	4	191	—	191	4	193
Interest rate	2.8850%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	120	519	185	649	1,122	2,595	132,285	1,056	131,229	2,571	131,039
Interest rate	4.5500% to 5.4000%	3.9000% to 6.3457%	4.0000% to 6.3457%	4.0000% to 6.3457%	4.2588% to 6.3457%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	26	53	39	28	56	202	10,329	52	10,277	202	10,329
Interest rate	0.7900% to 0.9500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	—	—	—	—	—	—
Philippine Peso	—	59	95	59	1,396	1,609	82,025	1,136	80,889	1,609	82,025
Interest rate	—	0.5000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	0.5000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	0.6000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	0.6000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	—	—	—	—	—	—
	150	631	319	736	3,174	5,010	255,414	2,857	252,557	4,983	254,027

As at December 31, 2020

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
U.S. Dollar	—	24	—	—	—	24	1,153	—	1,153	24	1,163
Interest rate	—	0.8962% to 2.0000%	—	—	—	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	49	—	—	—	—	49	2,337	—	2,337	49	2,337
Interest rate	0.0100% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	103	—	—	—	—	103	4,940	—	4,940	103	4,940
Interest rate	0.0500% to 2.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	254	—	—	—	—	254	12,222	—	12,222	254	12,222
Interest rate	0.0200% to 2.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	385	—	—	—	—	385	18,490	—	18,490	385	18,490
Interest rate	0.3200% to 1.6000%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
U.S. Dollar	10	—	—	—	—	10	480	—	480	10	480
Interest rate	—	—	—	—	—	—	—	—	—	—	—
Philippine Peso	11	—	—	—	—	11	509	—	509	11	509
Interest rate	2.0000%	—	—	—	—	—	—	—	—	—	—
	812	24	—	—	—	836	40,131	—	40,131	836	40,141

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	28,813	634	28,179	632	30,336
Interest rate	—	—	—	—	2.5000% to 3.4500%	—	—	—	—	—	—
U.S. Dollar Fixed Loans	—	11	—	—	—	11	540	—	540	11	545
Interest rate	—	2.8850%	—	—		—	—	—	—	—	—
Philippine Peso	258	313	525	657	1,612	3,365	161,597	532	161,065	3,489	167,520
Interest rate	5.2250%	3.9000% to 6.7339%	3.9000% to 6.7339%	3.9500% to 6.7339%	4.2500% to 6.7339%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	—	93	39	53	70	255	12,222	69	12,153	255	12,222
Interest rate	—	0.7900% to 1.0500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	—	—	—	—	—	—
Philippine Peso	—	9	4	77	344	434	20,855	27	20,828	434	20,855
Interest rate	—	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	0.6000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	—	—	—	—	—	—
	258	426	568	787	2,626	4,665	224,027	1,262	222,765	4,821	231,478